Pension Plans and Postretirement Benefits - Asset Allocations by Asset Category (Detail)	Dec. 31, 2014	Dec. 31, 2013
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations, by asset category	100.00%	100.00%
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations, by asset category	100.00%	100.00%
Fixed Income [Member] | Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations, by asset category	85.00%	85.00%
Fixed Income [Member] | TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations, by asset category	28.00%	25.00%
Equity Securities [Member] | Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations, by asset category	15.00%	15.00%
Equity Securities [Member] | TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations, by asset category	72.00%	75.00%